PENSION PLANS AND POSTRETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2018
PENSION PLANS AND POSTRETIREMENT BENEFITS
Schedule of reconciliation of the changes in the plans' benefit obligations and the fair value of plan assets

	Pension benefits		Postretirement benefits
	2018	2017	2018	2017

Change in benefit obligations
Benefit obligations at the beginning of the year	$456,879	$394,246	$30,117	$38,010
Service costs	24,054	22,594	1,875	1,579
Interest costs	16,075	15,455	1,711	1,535
Plan participants’ contributions	6,411	6,728	—	—
Actuarial (gain) loss arising from:
Demographic assumptions	—	(8,502)	(12,059)	—
Financial assumptions	(31,867)	37,943	29,119	2,903
Participant experience	(994)	4,875	—	(13,443)
Benefits and settlements paid	(11,216)	(16,695)	(521)	(467)
Other	3,120	235	—	—
Benefit obligations at the end of the year	$462,462	$456,879	$50,242	$30,117

	Pension benefits		Postretirement benefits
	2018	2017	2018	2017

Change in plan assets
Fair value of plan assets at the beginning of the year	$408,105	$361,232	$—	$—
Actual return on plan assets	(15,256)	29,789	—	—
Employer contributions	25,053	26,817	521	467
Plan participants’ contributions	6,411	6,728	—	—
Benefits and settlements paid	(11,216)	(16,695)	(521)	(467)
Other	3,119	234	—	—
Fair value of plan assets at the end of the year	$416,216	$408,105	$—	$—

Schedule of fair value of plan assets

	2018	2017

Equity securities:
Canadian	23.6%	26.5%
Foreign	36.0	36.9
Debt securities	40.2	36.5
Other	0.2	0.1
	100.0%	100.0%

Schedule of reconciliation of funded status to the net amount

	Pension benefits		Postretirement benefits
	2018	2017	2018	2017

Benefit obligations	$(462,462)	$(456,879)	$(50,242)	$(30,117)
Fair value of plan assets	416,216	408,105	—	—
Plan deficit and net amount recognized[1]	$(46,246)	$(48,774)	$(50,242)	$(30,117)
[1]	The net amount recognized for 2018 and 2017 is included in Other liabilities (note 19).

Schedule of components of re-measurements

	Pension benefits			Postretirement benefits
	2018	2017	2016	2018	2017	2016

Actuarial (loss) gain on benefit obligations	$32,861	$(34,316)	$(10,214)	$(17,060)	$10,540	$(859)
Actual return on plan assets, less interest income anticipated in the interest on the net defined benefit liability calculation	(28,547)	16,764	16,098	—	—	—
Re-measurements (loss) gain recorded in other comprehensive income	$4,314	$(17,552)	$5,884	$(17,060)	$10,540	$(859)

Schedule of components of net benefit costs

	Pension benefits			Postretirement benefits
	2018	2017	2016	2018	2017	2016

Employee costs:
Service costs	$24,054	$22,594	$22,902	$1,874	$1,579	$1,474
Administrative fees and other	562	521	409	—	—	—
Interest on net defined benefit liability	2,388	1,909	1,975	1,711	1,535	1,438
Net benefit costs	$27,004	$25,024	$25,286	$3,585	$3,114	$2,912

Schedule of actuarial assumptions used in measuring the Corporation's benefit obligations

	Pension and postretirement benefits
	2018	2017	2016

Benefit obligations
Rates as of year-end:
Discount rate	3.90%	3.50%	3.90%
Rate of compensation increase	3.00	3.00	3.00

Current periodic costs
Rates as of preceding year-end:
Discount rate	3.50%	3.90%	4.00%
Rate of compensation increase	3.00	3.00	3.00